UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Douglas G. Hess
                                         Advisors Series Trust
                                         c/o U.S. Bancorp Fund Services,
                                         LLC, 777 East Wisconsin
                                         Avenue, 5th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6609

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2013 to 06/30/2014


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

Alpha Defensive Alternatives Fund
--------------------------------------------------------------------------------------------------------------------------
 The Alpha Defensive Alternatives Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Alpha Opportunistic Alternatives Fund
--------------------------------------------------------------------------------------------------------------------------
 ASTON FUNDS                                                                                 Agenda Number:  933923321
--------------------------------------------------------------------------------------------------------------------------
        Security:  00080Y579
    Meeting Type:  Special
    Meeting Date:  28-May-2014
          Ticker:  ARVIX
            ISIN:  US00080Y5794
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       BRUCE B. BINGHAM                                          Mgmt          For                            For
       CHRISTINE C. CARSMAN                                      Mgmt          For                            For
       WILLIAM E. CHAPMAN, II                                    Mgmt          For                            For
       EDWARD J. KAIER                                           Mgmt          For                            For
       KURT KEILHACKER                                           Mgmt          For                            For
       STEVEN J. PAGGIOLI                                        Mgmt          For                            For
       RICHARD F. POWERS III                                     Mgmt          For                            For
       ERIC P. RAKOWSKI                                          Mgmt          For                            For
       VICTORIA SASSINE                                          Mgmt          For                            For
       THOMAS R. SCHNEEWEIS                                      Mgmt          For                            For

2.     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN ASTON FUNDS, ON BEHALF OF
       THE FUND, AND ASTON ASSET MANAGEMENT, LLC.

3.     TO APPROVE A MODIFIED MANAGER-OF-MANAGERS                 Mgmt          For                            For
       STRUCTURE FOR THE FUND THAT WOULD PERMIT
       THE THEN CURRENT INVESTMENT ADVISER TO HIRE
       AND REPLACE SUBADVISERS AND MODIFY
       SUBADVISORY AGREEMENTS WITHOUT SHAREHOLDER
       APPROVAL IN RELIANCE ON ANY APPLICABLE
       EXEMPTIVE ORDER OR FUTURE RULE.




--------------------------------------------------------------------------------------------------------------------------
 ASTON FUNDS                                                                                 Agenda Number:  934016052
--------------------------------------------------------------------------------------------------------------------------
        Security:  00080Y579
    Meeting Type:  Special
    Meeting Date:  25-Jun-2014
          Ticker:  ARVIX
            ISIN:  US00080Y5794
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW SUB-INVESTMENT ADVISORY                  Mgmt          For                            For
       AGREEMENT BETWEEN ASTON ASSET MANAGEMENT,
       LP (OR ANY SUCCESSOR THERETO) AND RIVER
       ROAD ASSET MANAGEMENT, LLC, WITH RESPECT TO
       THE FUND.




--------------------------------------------------------------------------------------------------------------------------
 FEDERATED EQUITY FUNDS                                                                      Agenda Number:  933878071
--------------------------------------------------------------------------------------------------------------------------
        Security:  314172339
    Meeting Type:  Special
    Meeting Date:  28-Oct-2013
          Ticker:  PBRIX
            ISIN:  US3141723391
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JOHN T. COLLINS                                           Mgmt          No vote
       MAUREEN LALLY-GREEN                                       Mgmt          No vote
       THOMAS M. O'NEILL                                         Mgmt          No vote
       P. JEROME RICHEY                                          Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Douglas G. Hess
Name                 Douglas G. Hess
Title                President
Date                 8/22/2014